Pension Schemes - Sensitivity Analysis of Actuarial Assumptions (Detail) £ in Millions	Dec. 31, 2018 GBP (£)
Actuarial assumption of discount rates [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Effect of increase/decrease in actuarial assumption on defined benefit pension obligations	£ 207
Actuarial assumption of expected rates of inflation [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Effect of increase/decrease in actuarial assumption on defined benefit pension obligations	94
Actuarial assumption of Mortality Rates [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Effect of increase/decrease in actuarial assumption on defined benefit pension obligations	£ 177